Stock option plans	12 Months Ended
Dec. 31, 2011
Stock option plans

27 Stock option plans

The Board of Directors approved two stock options plans: the 2000-1 Employee Stock Option Scheme and 2003 Stock Incentive Plan (together referred to as “2003 Plans”) in November 2003. The 2003 Plans govern all stock incentive awards since November 2003. The plans provide for the grant of share options to employees, directors and consultants. Options are granted with a term of up to 10 years and generally vest over service periods that range from one to four years. The plans are administered by the Compensation Committee designated by the Board of Directors.

The awards under the 2003 Plans are evidenced by an award agreement which contains, among other things, provisions, concerning exercisability and forfeiture upon termination of employment or consulting arrangement (by reason of death, disability, retirement or otherwise) as have been determined by the Board of Directors. In addition, in the case of stock options, the award agreement also specifies whether the option constitutes an ISO or a non-qualified stock option (also known as NQSs) and may but need not, include a provision whereby a grantee at any time during his or her employment with the Company may exercise any part or all of the award prior to full vesting of the awards.

The 2003 Plans include a mechanism for an automatic annual increase in the number of ordinary shares available under the plan equal to the lesser of 2.5% of the total shares outstanding or 15,175,000 ordinary shares, which is known as the evergreen provision. A total of 75,633,351 and 85,893,917 ordinary shares were available for issuance under both plans as of December 31, 2010 and 2011 respectively. 373,700 and 304,900 new shares were issued from the exercise of stock options in the year ended December 31. 2010 and 2011, respectively.

Stock-based compensation cost

The compensation cost charged as an expense was $266,887, $204,949 and $133,917 for the years ended December 31, 2009, 2010 and 2011, respectively, which was recorded in general and administrative expenses.

Valuation assumptions

The Company calculated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model. The following are the assumptions used for each respective period (no new options were issued during the year ended December 31, 2010):

		Year ended December 31,
		2009	2010	2011
Risk-free interest rate (%)	(1)	2.20-2.87	—	1.20-2.50
Expected life (years)	(2)	6	—	6
Expected dividend yield (%)		—	—	—
Volatility (%)	(3)	60-65	—	63-65

(1)	The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury zero-coupon yield in effect at the time of grant.
(2)	In the absence of sufficient historical data in the exercise behavior of the option holders, the Company continued to use the simplified method, under which the expected term is based on the mid-point between the vesting date and the end of the contractual term.
(3)	The Company used its own historical data to estimate the stock price volatility.

Award activity information

The following table summarizes the option activity under the Company’s stock option (shares) program for the periods presented:

Share options granted to employees	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
	$			$
Outstanding, December 31, 2010	8,016,900	0.30	6.99	48,780
Granted	4,000,000	0.13
Exercised	(304,900)	0.10
Forfeited	(2,634,934)	0.37
Expired	(1,473,366)	0.18
Outstanding, December 31, 2011	7,603,700	0.22	8.06	10,309

Vested and expected to vest as of December 31, 2011	5,103,700	0.28	7.16	309
Exercisable as of December 31, 2011	2,353,700	0.40	5.84	309

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares as of December 31, 2010 for those awards that have an exercise price currently below the fair value of the Company’s shares. The total intrinsic value of options exercised during 2009, 2010 and 2011 was $14,604, $18,237 and $13,568, respectively.

The weighted-average estimated fair value of options granted to employees of the Group during 2009 and 2011 was $0.10 and $0.08 per option, respectively. The weighted average fair value of options vested during the years ended December 31, 2009, 2010 and 2011 was $0.34, $0.12 and nil per option, respectively.

The following is additional information relating to options outstanding as of December 31, 2011:

	Options outstanding as of December 31, 2011			Options exercisable as of December 31, 2011
Range of exercise price	Options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Number exercisable	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
$0.07~$0.11	2,516,700	9.82	0.11	16,700	0.00	0.10
$0.15~$0.29	4,450,000	7.81	0.18	1,700,000	7.03	0.20
$0.68~$0.78	277,000	3.67	0.71	277,000	3.67	0.71
$1.02~$1.40	360,000	2.13	1.08	360,000	2.13	1.08
	7,603,700	8.06	0.22	2,353,700	5.84	0.40

As of December 31, 2011, there was $0.3 million of unrecognized share-based compensation cost related to share options issued to employees, which is expected to be recognized over a weighted-average vesting period of 2.21 years. To the extent the actual forfeiture rate is different from current estimates, actual share-based compensation related to these awards may be different from the expectation. The expected forfeiture rate of the stock options granted as of December 31, 2011 is nil.